Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Central Index Key	0001907184
Entity Registrant Name	Electra Battery Materials Corp
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	20-F/A
Entity File Number	000-41356
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	133 Richmond Street W, Suite 602
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	14,836,072
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 2 to Form 20-F (the “Amendment No. 2”) amends the annual report on Form 20-F for the year ended December 31, 2024 (the “Annual Report”) of Electra Battery Materials Corporation (the “Company”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 23, 2025 (the “Original Filing”), and was first amended on May 1, 2025 (“Amendment No. 1”). The purpose of this Amendment No. 2 is to (i) amend and replace Part II - Item 15. Controls and Procedures of the Annual Report, (ii) to amend the “Report of Management’s Accountability,” presented in Part III, Item 18 of the Original Filing, and (iii) to amend exhibits 12.1 and 12.2, with the amended exhibits 12.1 and 12.2 superseding and replacing the exhibits made with the Original Filing and with Amendment No. 1. This Amendment No. 2 does not reflect events occurring after the filing of the Original Filing and does not modify or update the disclosure therein in any way except as described above. Accordingly, this Amendment should be read in conjunction with the Original Filing, Amendment No. 1 and the Company’s other filings with the SEC.
Auditor Name	MNP LLP
Auditor Location	Toronto ON
Auditor Firm ID	1930
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	133 Richmond Street W, Suite 602
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
Contact Personnel Name	Trent Mell
City Area Code	416
Local Phone Number	900‑3891